Share Capital Authorized - Additional Inforamtion (Detail) $ in Millions			12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners			$ 10		$ 10
Dividends paid, ordinary shares per share | $ / shares		$ 0.1		$ 0.1125		$ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 7		$ 10		$ 10